Segment and geographic information	12 Months Ended
Mar. 31, 2025
Segment and Geographic Information [Abstract]
Segment and geographic information
21. Segment and geographic information:
Operating segments—
Nomura’s operating management and management reporting are prepared based on the Wealth Management, the Investment Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure. Please refer to Note 4 “
Revenue from services provided to customers
” for types of products and services offered by each reportable segment and corresponding revenue. Nomura renamed the Retail Division as the “Wealth Management Division,” effective April 1, 2024.

In its Wealth Management, Nomura provides investment consultation services mainly to individual clients in Japan. In its Investment Management segment, Nomura mainly provides various investment management services and investment solutions such as establishing and managing investment trusts, discretionary investment services for Japanese and overseas investors, investment and management for investment vehicles and for funds for institutional investors, and management of silent partnerships (“
Tokumei kumiai
”). In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, foreign exchange contracts and derivatives globally, and provides investment banking services such as the underwriting and distribution of debt and equity securities as well as mergers and acquisitions and financial advisory.
Nomura’s Chief Operating Decision Maker (the “CODM”) is the Executive Management Board (the “EMB”) which is the management function primarily responsible for assessing performance of and allocating resources to the business segments.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
,” based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business segments’ results are shown in the following tables. The EMB reviews business segment results including
Net
revenue
,
Non-
interest
expenses
, and
Income before income taxes
on a regular basis. The EMB uses these measures along with certain segment-specific KPIs and budgets to evaluate segment performance and to make key operating decisions, including resource and capital allocations.
Business segments’ information on total assets is not disclosed as EMB does not consider such information for its operating decisions and therefore, it is not reported.

	Millions of yen
	Wealth Management	Investment Management	Wholesale (1)	Other (Incl. elimination)	Total
Year ended March 31, 2023
Non-interest revenue	¥297,496	¥120,096	¥809,681	¥175,034	¥1,402,307
Net interest revenue	2,695	8,463	(37,301)	(10,316)	(36,459)

Net revenue	300,191	128,559	772,380	164,718	1,365,848
Non-interest expenses (2)	266,695	85,064	743,011	91,333	1,186,103

Income before income taxes	¥33,496	¥43,495	¥29,369	¥73,385	¥179,745

Year ended March 31, 2024
Non-interest revenue	¥395,900	¥149,575	¥875,664	¥125,640	¥1,546,779
Net interest revenue	6,461	4,568	(9,517)	24,050	25,562

Net revenue	402,361	154,143	866,147	149,690	1,572,341
Non-interest expenses (2)	279,682	93,945	812,236	102,287	1,288,150

Income before income taxes	¥122,679	¥60,198	¥53,911	¥47,403	¥284,191

Year ended March 31, 2025
Non-interest revenue	¥440,553	¥181,010	¥1,015,803	¥173,065	¥1,810,431
Net interest revenue	10,934	11,463	42,135	19,071	83,603

Net revenue	451,487	192,473	1,057,938	192,136	1,894,034
Non-interest expenses (2)	280,736	102,882	891,656	145,247	1,420,521

Income before income taxes	¥170,751	¥89,591	¥166,282	¥46,889	¥473,513

(1)
Non-interest
revenue
and
Non-interest
expense
for the year ended March 31, 2023 include gains of ¥12,025 million, as the recoverable amount for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event was reasonably estimated and collected. The gains are reported within
Net gain on trading
in the amount of ¥9,954 million and in
Non-interest
expenses
—Other
in the amount of ¥(2,071) million in the consolidated statements of income.

(2)	Includes primarily personnel expenses, occupancy, technology, and professional fees.

Transactions between operating segments are recorded within segment results based on commercial terms and conditions and are eliminated in “
Other
.”
The following table presents the major components of
Income before income taxes
in
“Other”
for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Net gain (loss) related to economic hedging transactions	¥(4,846)	¥2,021	¥(5,809)
Realized gain on investments in equity securities held for operating purposes	28,385	21,027	1,475
Equity in earnings of affiliates	47,744	46,420	51,221
Corporate items	(12,590)	(11,997)	(5,884)
Other (1)(2)	14,692	(10,068)	5,886

Total	¥73,385	¥47,403	¥46,889

(1)	Income before income taxes for the year ended March 31, 2023 includes a gain of approximately ¥28.0 billion from the sale of Nomura Research Institute, Ltd. ordinary shares.
(2)	Includes the impact of Nomura’s own creditworthiness.
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income before income taxes
in the consolidated statements of income for the years ended March 31, 2023, 2024 and 2025.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Net revenue	¥1,365,848	¥1,572,341	¥1,894,034
Unrealized gain (loss) on investments in equity securities held for operating purposes (1)	(30,271)	(10,341)	(1,549)

Consolidated net revenue	¥1,335,577	¥1,562,000	¥1,892,485

Non-interest expenses	¥1,186,103	¥1,288,150	¥1,420,521
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥1,186,103	¥1,288,150	¥1,420,521

Income before income taxes	¥179,745	¥284,191	¥473,513
Unrealized gain (loss) on investments in equity securities held for operating purposes (1)	(30,271)	(10,341)	(1,549)

Consolidated income before income taxes	¥149,474	¥273,850	¥471,964

(1)	Includes a reversal of unrealized gain (loss) on investments in equity securities held for operating purposes that were sold in the years ended March 31, 2023, 2024 and 2025.
Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.
The tables below present a geographic allocation of
Net revenue
and
Income (loss)
before income taxes
from operations by geographic areas for the years ended March 31, 2023, 2024 and 2025 and Long-lived assets associated with Nomura’s operations as of March 31, 2023, 2024 and 2025.
Net revenue
in Americas and Europe in the table substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and Long-lived assets have been allocated based on transactions with external customers while
Income (loss)
before income taxes
has been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Year ended March 31
	2023 (2)	2024	2025
Net revenue (1)(2) :
Americas	¥290,036	¥453,069	¥589,122
Europe	163,977	269,292	375,648
Asia and Oceania	68,817	56,684	61,730

Subtotal	522,830	779,045	1,026,500
Japan	812,747	782,955	865,985

Consolidated	¥1,335,577	¥1,562,000	¥1,892,485

Income (loss) before income taxes (2) :
Americas	¥(51,743)	¥14,650	¥65,753
Europe	9,206	(33,064)	20,348
Asia and Oceania	31,003	23,795	50,878

Subtotal	(11,534)	5,381	136,979
Japan	161,008	268,469	334,985

Consolidated	¥149,474	¥273,850	¥471,964

(1)	There is no revenue derived from transactions with a single major external customer.
(2)	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Long-lived assets:
Americas	¥114,946	¥121,633	¥111,312
Europe	53,161	62,063	55,515
Asia and Oceania	23,839	33,820	31,656

Subtotal	191,946	217,516	198,483
Japan	308,941	270,924	270,693

Consolidated	¥500,887	¥488,440	¥469,176

Subsequent events
Nomura established a new Banking Division on April 1, 2025. The new division will leverage the strengths of The Nomura Trust and Banking Co., Ltd. and Nomura Bank (Luxembourg) S.A. in private markets and bespoke products and meet the diverse needs of clients in areas such as asset building and estate planning. The new Banking Division will be an operating segment
.